1. Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Financial Statements
Schedule Of Earnings Per Share

The following table illustrates the calculation for the years ended December 31, as adjusted for the cash dividend declared on the preferred stock:

	2012	2011

Net income, as reported	$4,400,690	$3,583,546
Less: dividends to preferred shareholders	187,500	187,500
Net income available to common shareholders	$4,213,190	$3,396,046
Weighted average number of common shares used in calculating earnings per share
	4,769,645	4,674,806
Earnings per common share	$0.88	$0.73